UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

AB CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2017

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Corporate Income Shares

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 93.3%
Industrial - 53.4%
Basic - 3.8%
Agrium, Inc.
3.375%, 3/15/25	$45	$46,507
Alpek SAB de CV
4.50%, 11/20/22 (a)	200	213,000
Barrick Gold Corp.
4.10%, 5/01/23	48	51,500
Barrick North America Finance LLC
4.40%, 5/30/21	108	118,217
BHP Billiton Finance USA Ltd.
6.42%, 3/01/26	67	85,223
Celulosa Arauco y Constitucion SA
4.50%, 8/01/24	200	212,249
CF Industries, Inc.
7.125%, 5/01/20	195	226,147
Dow Chemical Co. (The)
4.25%, 11/15/20	186	203,045
Eastman Chemical Co.
3.80%, 3/15/25	65	68,934
Georgia-Pacific LLC
5.40%, 11/01/20 (a)	110	124,744
Glencore Funding LLC
2.125%, 4/16/18 (a)	79	78,203
4.00%, 4/16/25 (a)	50	46,831
4.125%, 5/30/23 (a)	40	38,520
LyondellBasell Industries NV
6.00%, 11/15/21	200	234,817
Monsanto Co.
3.375%, 7/15/24	145	150,640
3.95%, 4/15/45	70	67,857
Mosaic Co. (The)
5.625%, 11/15/43	65	72,835
Rio Tinto Finance USA Ltd.
3.75%, 6/15/25	262	281,440
Weyerhaeuser Co.
4.625%, 9/15/23	120	134,365

		2,455,074

Capital Goods - 2.4%
Caterpillar Financial Services Corp.
1.35%, 5/18/19	160	160,884
Series G
1.70%, 6/16/18	200	202,751
General Electric Co.
4.50%, 3/11/44	115	137,040
5.875%, 1/14/38	140	192,616
Series D
5.00%, 1/21/21 (b)	104	112,060
John Deere Capital Corp.
2.80%, 3/06/23	155	163,378
Molex Electronic Technologies LLC
2.878%, 4/15/20 (a)	130	130,854
Owens Corning
7.00%, 12/01/36 (c)	110	137,606
9.00%, 6/15/19	210	244,818

	Principal Amount (000)	U.S. $ Value
Yamana Gold, Inc.
4.95%, 7/15/24	48	48,764

		1,530,771

Communications - Media - 6.5%
21st Century Fox America, Inc.
7.43%, 10/01/26	55	74,526
8.875%, 4/26/23	125	168,042
CBS Corp.
3.375%, 3/01/22	72	75,957
4.90%, 8/15/44	80	85,795
5.75%, 4/15/20	125	142,577
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25 (a)	150	165,624
6.484%, 10/23/45 (a)	120	143,968
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	110	156,520
Comcast Corp.
4.60%, 8/15/45	175	206,379
5.15%, 3/01/20	165	187,251
5.70%, 5/15/18	100	108,328
Discovery Communications LLC
4.875%, 4/01/43	84	76,860
Grupo Televisa SAB
4.625%, 1/30/26	200	221,802
Moody’s Corp.
2.75%, 7/15/19	79	81,403
Omnicom Group, Inc.
3.60%, 4/15/26	102	108,669
S&P Global, Inc.
4.00%, 6/15/25	140	153,068
4.40%, 2/15/26	111	124,786
Scripps Networks Interactive, Inc.
2.75%, 11/15/19	68	69,400
TCI Communications, Inc.
7.875%, 2/15/26	250	359,770
Time Warner Cable, Inc.
4.50%, 9/15/42	65	63,133
5.875%, 11/15/40	30	33,572
6.55%, 5/01/37	39	46,796
Time Warner, Inc.
3.60%, 7/15/25	250	269,552
4.00%, 1/15/22	140	153,829
4.70%, 1/15/21	60	67,147
6.25%, 3/29/41	85	112,665
Viacom, Inc.
3.875%, 12/15/21-4/01/24	289	307,411
Walt Disney Co. (The)
0.875%, 7/12/19	165	164,240
Series E
4.125%, 12/01/41	145	165,947
WPP Finance 2010
4.75%, 11/21/21	50	55,851

		4,150,868

	Principal Amount (000)	U.S. $ Value
Communications - Telecommunications - 5.0%
American Tower Corp.
4.50%, 1/15/18	40	41,786
7.25%, 5/15/19	150	169,961
Ameritech Capital Funding Corp.
6.55%, 1/15/28	130	155,700
AT&T, Inc.
3.00%, 6/30/22	195	202,220
3.80%, 3/15/22	90	97,020
4.45%, 4/01/24	330	365,208
4.75%, 5/15/46	65	68,832
BellSouth LLC
6.55%, 6/15/34	145	169,657
British Telecommunications PLC
9.375%, 12/15/30 (d)	85	134,943
Deutsche Telekom International Finance BV
8.75%, 6/15/30 (c)	40	62,707
Telefonica Emisiones SAU
5.462%, 2/16/21	145	166,597
Verizon Communications, Inc.
2.625%, 2/21/20	215	223,084
3.50%, 11/01/21	585	632,050
3.85%, 11/01/42	245	238,229
4.272%, 1/15/36	185	193,398
4.862%, 8/21/46	154	172,854
Vodafone Group PLC
4.375%, 2/19/43	70	69,285

		3,163,531

Consumer Cyclical - Automotive - 3.5%
American Honda Finance Corp.
1.20%, 7/12/19	165	165,113
BMW US Capital LLC
2.00%, 4/11/21 (a)	315	320,261
Ford Motor Co.
6.50%, 8/01/18	225	245,864
Ford Motor Credit Co. LLC
2.24%, 6/15/18	250	252,814
5.875%, 8/02/21	575	663,126
General Motors Co.
4.875%, 10/02/23	170	185,724
General Motors Financial Co., Inc.
3.50%, 7/10/19	230	237,886
4.00%, 1/15/25	46	47,430
4.30%, 7/13/25	50	52,268
5.25%, 3/01/26	75	83,741

		2,254,227

Consumer Cyclical - Entertainment - 0.3%
Carnival Corp.
1.875%, 12/15/17	180	181,585

Consumer Cyclical - Other - 0.4%
Marriott International, Inc./MD
3.00%, 3/01/19	151	156,154

	Principal Amount (000)	U.S. $ Value
Wyndham Worldwide Corp.
2.50%, 3/01/18	115	116,175

		272,329

Consumer Cyclical - Restaurants - 0.3%
McDonald’s Corp.
2.10%, 12/07/18	42	42,869
6.30%, 10/15/37	100	137,058

		179,927

Consumer Cyclical - Retailers - 2.5%
Advance Auto Parts, Inc.
4.50%, 12/01/23	115	124,889
CVS Health Corp.
2.125%, 6/01/21	160	163,085
5.125%, 7/20/45	85	108,109
Dollar General Corp.
4.15%, 11/01/25	114	126,320
Home Depot, Inc. (The)
5.40%, 9/15/40	130	175,747
5.875%, 12/16/36	30	41,773
Lowe’s Cos., Inc.
3.70%, 4/15/46	160	168,838
Macy’s Retail Holdings, Inc.
3.875%, 1/15/22	154	159,947
Wal-Mart Stores, Inc.
5.25%, 9/01/35	125	168,866
Walgreens Boots Alliance, Inc.
3.10%, 6/01/23	125	129,118
3.30%, 11/18/21	193	204,762

		1,571,454

Consumer Non-Cyclical - 14.6%
Abbott Laboratories
6.15%, 11/30/37	120	159,472
AbbVie, Inc.
1.75%, 11/06/17	245	246,327
2.90%, 11/06/22	100	103,421
3.60%, 5/14/25	179	189,820
4.70%, 5/14/45	60	66,268
Actavis Funding SCS
3.00%, 3/12/20	90	93,629
Actavis, Inc.
1.875%, 10/01/17	130	130,913
Altria Group, Inc.
4.75%, 5/05/21	370	424,511
Amgen, Inc.
2.70%, 5/01/22	120	124,548
3.45%, 10/01/20	175	187,856
4.40%, 5/01/45	90	98,087
Anheuser-Busch InBev Finance, Inc.
3.30%, 2/01/23	351	370,101
3.65%, 2/01/26	196	210,442
4.70%, 2/01/36	150	173,868
4.90%, 2/01/46	80	97,450
Baxalta, Inc.
3.60%, 6/23/22	86	89,680
5.25%, 6/23/45	100	115,628

	Principal Amount (000)	U.S. $ Value
Becton Dickinson and Co.
2.675%, 12/15/19	42	43,555
3.25%, 11/12/20	79	83,189
3.734%, 12/15/24	36	39,166
Biogen, Inc.
3.625%, 9/15/22	92	98,761
4.05%, 9/15/25	90	98,524
Bunge Ltd. Finance Corp.
3.50%, 11/24/20	104	108,715
Celgene Corp.
3.625%, 5/15/24	110	116,846
3.875%, 8/15/25	100	108,490
ConAgra Foods, Inc.
3.20%, 1/25/23	32	33,393
5.819%, 6/15/17	200	207,465
Eli Lilly & Co.
5.55%, 3/15/37	36	48,048
Express Scripts Holding Co.
4.75%, 11/15/21	85	95,832
Forest Laboratories LLC
4.375%, 2/01/19 (a)	105	111,243
Gilead Sciences, Inc.
1.85%, 9/04/18	245	248,783
4.60%, 9/01/35	100	114,299
GlaxoSmithKline Capital, Inc.
4.20%, 3/18/43	115	135,755
Grupo Bimbo SAB de CV
4.50%, 1/25/22 (a)	100	108,992
Imperial Brands Finance PLC
2.95%, 7/21/20 (a)	200	207,193
JM Smucker Co. (The)
2.50%, 3/15/20	42	43,215
3.00%, 3/15/22	65	68,556
Johnson & Johnson
4.50%, 12/05/43	80	104,192
Kimberly-Clark Corp.
6.625%, 8/01/37	110	167,477
Kraft Heinz Foods Co.
3.50%, 6/06/22	215	231,484
Laboratory Corp. of America Holdings
3.20%, 2/01/22	42	43,478
3.60%, 2/01/25	41	43,237
McKesson Corp.
4.75%, 3/01/21	140	156,001
7.50%, 2/15/19	105	120,565
Medtronic, Inc.
2.50%, 3/15/20	150	156,144
3.15%, 3/15/22	130	139,408
4.375%, 3/15/35	150	172,746
Merck & Co., Inc.
4.15%, 5/18/43	110	126,495
Molson Coors Brewing Co.
4.20%, 7/15/46	160	168,594
Mylan NV
3.75%, 12/15/20 (a)	146	154,255
Mylan, Inc.
2.60%, 6/24/18	140	142,566

	Principal Amount (000)	U.S. $ Value
Newell Brands, Inc.
3.15%, 4/01/21	33	34,612
3.85%, 4/01/23	157	167,782
PepsiCo, Inc.
1.25%, 4/30/18	230	231,117
4.875%, 11/01/40	110	136,803
Perrigo Co. PLC
4.00%, 11/15/23	200	208,835
Pfizer, Inc.
1.95%, 6/03/21	125	127,271
Procter & Gamble Co. (The)
5.80%, 8/15/34	175	249,617
Reynolds American, Inc.
3.25%, 6/12/20	57	60,266
4.85%, 9/15/23	40	46,010
Stryker Corp.
2.625%, 3/15/21	43	44,623
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22	70	72,344
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	122	124,116
3.15%, 10/01/26	87	88,907
Tyson Foods, Inc.
2.65%, 8/15/19	24	24,659
3.95%, 8/15/24	75	81,734
4.50%, 6/15/22	110	122,188
Unilever Capital Corp.
5.90%, 11/15/32	115	163,733
Whirlpool Corp.
3.70%, 3/01/23	120	126,938
Wyeth LLC
6.00%, 2/15/36	100	134,087
Zimmer Biomet Holdings, Inc.
2.70%, 4/01/20	90	91,899
3.55%, 4/01/25	70	73,547

		9,339,771

Energy - 7.2%
Anadarko Finance Co.
Series B
7.50%, 5/01/31	45	54,775
Anadarko Petroleum Corp.
6.20%, 3/15/40	35	37,750
6.375%, 9/15/17	34	35,647
Boardwalk Pipelines LP
4.95%, 12/15/24	65	64,294
Canadian Natural Resources Ltd.
3.90%, 2/01/25	110	110,098
ConocoPhillips Co.
5.95%, 3/15/46	45	54,270
ConocoPhillips Holding Co.
6.95%, 4/15/29	101	125,748
Enbridge Energy Partners LP
4.20%, 9/15/21	100	103,034
Encana Corp.
3.90%, 11/15/21	70	69,364
Energy Transfer Partners LP
3.60%, 2/01/23	65	63,317

	Principal Amount (000)	U.S. $ Value
EnLink Midstream Partners LP
5.05%, 4/01/45	95	79,267
Enterprise Products Operating LLC
3.70%, 2/15/26	90	93,734
3.75%, 2/15/25	140	145,937
4.90%, 5/15/46	45	47,730
5.25%, 1/31/20	140	155,592
Halliburton Co.
3.50%, 8/01/23	63	65,247
3.80%, 11/15/25	85	88,110
Hess Corp.
3.50%, 7/15/24	36	34,642
7.875%, 10/01/29	59	70,637
Husky Energy, Inc.
3.95%, 4/15/22	50	52,108
Kinder Morgan Energy Partners LP
4.15%, 2/01/24	170	176,032
5.30%, 9/15/20	200	213,984
Kinder Morgan, Inc./DE
4.30%, 6/01/25	30	31,062
5.05%, 2/15/46	100	94,336
Marathon Oil Corp.
6.80%, 3/15/32	35	36,853
Marathon Petroleum Corp.
5.125%, 3/01/21	120	133,860
Noble Energy, Inc.
3.90%, 11/15/24	100	102,354
4.15%, 12/15/21	65	68,899
5.625%, 5/01/21	80	84,246
ONEOK Partners LP
3.375%, 10/01/22	55	55,165
4.90%, 3/15/25	30	31,196
Phillips 66
4.30%, 4/01/22	54	59,460
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24	91	87,234
4.65%, 10/15/25	90	90,132
Regency Energy Partners LP/Regency Energy Finance Corp.
5.00%, 10/01/22	310	326,542
Schlumberger Holdings Corp.
3.00%, 12/21/20 (a)	120	125,876
3.625%, 12/21/22 (a)	120	128,419
Shell International Finance BV
1.875%, 5/10/21	190	191,248
Spectra Energy Capital LLC
8.00%, 10/01/19	23	26,644
Spectra Energy Partners LP
2.95%, 9/25/18	77	78,704
4.50%, 3/15/45	50	50,149
4.60%, 6/15/21	75	81,685
Suncor Energy, Inc.
3.60%, 12/01/24	110	116,012
6.50%, 6/15/38	27	35,283
Sunoco Logistics Partners Operations LP
3.90%, 7/15/26	100	99,388

	Principal Amount (000)	U.S. $ Value
Valero Energy Corp.
6.125%, 2/01/20	70	79,165
6.625%, 6/15/37	67	74,907
Western Gas Partners LP
3.95%, 6/01/25	17	16,676
Williams Partners LP
3.60%, 3/15/22	200	194,688
3.90%, 1/15/25	69	65,362
Williams Partners LP/ACMP Finance Corp.
4.875%, 5/15/23	85	84,416

		4,591,278

Services - 1.0%
Amazon.com, Inc.
4.80%, 12/05/34	135	161,380
eBay, Inc.
2.60%, 7/15/22	160	161,052
3.80%, 3/09/22	150	159,934
Visa, Inc.
2.80%, 12/14/22	150	158,541

		640,907

Technology - 5.4%
Apple, Inc.
2.85%, 5/06/21	175	185,024
3.45%, 2/09/45	210	198,974
Cisco Systems, Inc.
1.65%, 6/15/18	245	248,178
3.50%, 6/15/25	150	169,060
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
4.42%, 6/15/21 (a)	250	261,234
Fidelity National Information Services, Inc.
3.875%, 6/05/24	245	262,129
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	50	50,390
HP, Inc.
3.75%, 12/01/20	14	14,810
4.30%, 6/01/21	80	86,401
4.375%, 9/15/21	25	26,917
4.65%, 12/09/21	89	97,944
Intel Corp.
3.70%, 7/29/25	120	134,128
4.90%, 7/29/45	45	54,054
International Business Machines Corp.
2.25%, 2/19/21	125	129,318
KLA-Tencor Corp.
4.65%, 11/01/24	134	147,811
Lam Research Corp.
2.75%, 3/15/20	115	118,344
Microsoft Corp.
3.50%, 2/12/35	310	323,829
Oracle Corp.
3.875%, 7/15/20	250	273,591
3.90%, 5/15/35	175	181,761
Seagate HDD Cayman
4.75%, 1/01/25	45	39,381
4.875%, 6/01/27	80	67,085

	Principal Amount (000)	U.S. $ Value
Texas Instruments, Inc.
1.75%, 5/01/20	115	116,976
Total System Services, Inc.
2.375%, 6/01/18	105	105,688
3.80%, 4/01/21	66	70,034
Xerox Corp.
2.80%, 5/15/20	95	93,708

		3,456,769

Transportation - Railroads - 0.2%
Burlington Northern Santa Fe LLC
4.55%, 9/01/44	85	101,825

Transportation - Services - 0.3%
Ryder System, Inc.
2.50%, 3/01/18	185	187,598
5.85%, 11/01/16	28	28,324

		215,922

		34,106,238

Financial Institutions - 35.8%
Banking - 23.4%
ABN AMRO Bank NV
Series E
6.25%, 9/13/22 (a)	255	266,512
American Express Co.
6.80%, 9/01/66	79	79,383
Bank of America Corp.
3.875%, 8/01/25	125	134,037
4.00%, 1/22/25	465	483,035
4.10%, 7/24/23	200	217,891
4.20%, 8/26/24	60	63,150
5.00%, 5/13/21	235	264,279
Series G
3.30%, 1/11/23	140	145,905
Barclays PLC
3.65%, 3/16/25	200	197,193
BB&T Corp.
5.25%, 11/01/19	275	304,006
BNP Paribas SA
4.375%, 5/12/26 (a)	200	205,872
Capital One Bank USA, NA
3.375%, 2/15/23	275	283,587
Citigroup, Inc.
3.40%, 5/01/26	70	72,135
3.50%, 5/15/23	170	175,459
3.70%, 1/12/26	245	259,918
3.875%, 3/26/25	90	93,257
5.875%, 1/30/42	110	143,557
Compass Bank
2.75%, 9/29/19	250	248,681
3.875%, 4/10/25	250	241,266
5.50%, 4/01/20	110	118,319
Cooperatieve Rabobank UA
4.375%, 8/04/25	250	263,777
11.00%, 6/30/19 (a)(b)	130	158,925

	Principal Amount (000)	U.S. $ Value
Credit Suisse AG/New York NY
5.30%, 8/13/19	110	121,186
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20	250	250,175
3.45%, 4/16/21 (a)	250	254,551
Discover Bank/Greenwood DE
3.10%, 6/04/20	250	258,104
Fifth Third Bancorp
3.50%, 3/15/22	31	32,785
5.45%, 1/15/17	105	106,874
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25-2/25/26	210	221,887
3.85%, 7/08/24	350	375,710
4.25%, 10/21/25	205	216,588
Series D
6.00%, 6/15/20	480	549,254
HSBC Holdings PLC
3.90%, 5/25/26	200	207,687
4.875%, 1/14/22	350	387,681
HSBC USA, Inc.
2.75%, 8/07/20	300	305,220
Huntington National Bank (The)
2.00%, 6/30/18	300	302,426
JPMorgan Chase & Co.
3.125%, 1/23/25	440	452,092
3.20%, 6/15/26	220	227,083
3.875%, 9/10/24	110	115,906
3.90%, 7/15/25	120	130,365
Lloyds Banking Group PLC
3.10%, 7/06/21	200	202,444
4.582%, 12/10/25 (a)	200	204,154
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26	200	219,097
Morgan Stanley
5.625%, 9/23/19	604	673,051
Series G
4.00%, 7/23/25	103	111,058
4.35%, 9/08/26	50	53,230
5.50%, 7/24/20	395	446,211
6.625%, 4/01/18	100	108,336
Nationwide Building Society
2.45%, 7/27/21 (a)	200	201,644
Northgroup Preferred Capital Corp.
6.378%, 10/15/17 (a)(b)	68	68,510
People’s United Financial, Inc.
3.65%, 12/06/22	83	85,689
PNC Bank NA
1.45%, 7/29/19	350	350,660
Rabobank Capital Funding Trust III
5.254%, 10/21/16 (a)(b)	100	99,895
Regions Financial Corp.
2.00%, 5/15/18	300	300,891
Santander Holdings USA, Inc.
2.65%, 4/17/20	200	201,017
3.45%, 8/27/18	130	133,263

	Principal Amount (000)	U.S. $ Value
Santander UK PLC
2.375%, 3/16/20	115	116,043
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)	100	92,645
State Street Corp.
4.956%, 3/15/18	240	251,788
SunTrust Bank/Atlanta GA
7.25%, 3/15/18	145	157,551
Synchrony Financial
2.70%, 2/03/20	110	111,412
3.75%, 8/15/21	200	211,095
UBS Group Funding Jersey Ltd.
4.125%, 9/24/25 (a)	200	210,851
US Bank NA/Cincinnati OH
1.45%, 1/29/18	310	311,924
Wells Fargo & Co.
3.30%, 9/09/24	200	211,496
Series G
4.30%, 7/22/27	150	164,238
Series N
2.15%, 1/30/20	375	382,602
Wells Fargo Bank NA
1.65%, 1/22/18	310	312,316
Zions BanCorporation
4.50%, 6/13/23	13	13,587

		14,942,416

Brokerage - 0.2%
TD Ameritrade Holding Corp.
2.95%, 4/01/22	115	119,951

Insurance - 7.5%
Aetna, Inc.
2.40%, 6/15/21	114	116,205
Allstate Corp. (The)
3.15%, 6/15/23	200	213,561
6.125%, 5/15/37	78	72,150
American International Group, Inc.
3.75%, 7/10/25	225	232,946
8.175%, 5/15/58	65	84,500
Anthem, Inc.
7.00%, 2/15/19	255	288,555
Aon Corp.
8.205%, 1/01/27	100	132,000
Aon PLC
4.60%, 6/14/44	70	75,193
Assurant, Inc.
2.50%, 3/15/18	105	106,348
Cigna Corp.
4.00%, 2/15/22	175	188,640
7.875%, 5/15/27	65	89,998
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (a)	42	60,094
Hartford Financial Services Group, Inc. (The)
5.375%, 3/15/17	190	194,657
5.50%, 3/30/20	100	112,567
6.10%, 10/01/41	45	56,240

	Principal Amount (000)	U.S. $ Value
Humana, Inc.
7.20%, 6/15/18	180	198,416
Lincoln National Corp.
3.35%, 3/09/25	166	168,687
4.85%, 6/24/21	200	222,161
8.75%, 7/01/19	82	96,707
MetLife Capital Trust IV
7.875%, 12/15/37 (a)	150	185,925
MetLife, Inc.
Series C
5.25%, 6/15/20 (b)	5	5,004
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (a)	90	143,626
Peachtree Corners Funding Trust
3.976%, 2/15/25 (a)	110	111,717
Principal Financial Group, Inc.
1.85%, 11/15/17	170	171,193
Progressive Corp. (The)
6.70%, 6/15/37	112	104,160
Prudential Financial, Inc.
4.50%, 11/15/20	239	263,240
5.375%, 5/15/45	100	103,875
Series B
5.75%, 7/15/33	135	162,256
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (a)	140	142,240
Swiss Re America Holding Corp.
7.00%, 2/15/26	90	118,080
UnitedHealth Group, Inc.
1.40%, 10/15/17	245	246,424
3.875%, 10/15/20	170	185,574
XLIT Ltd.
5.50%, 3/31/45	70	70,126
6.25%, 5/15/27	75	91,423

		4,814,488

REITS - 4.7%
Alexandria Real Estate Equities, Inc.
3.90%, 6/15/23	100	104,275
Brixmor Operating Partnership LP
3.875%, 8/15/22	65	67,217
EPR Properties
5.25%, 7/15/23	175	187,283
Essex Portfolio LP
3.25%, 5/01/23	56	57,777
3.375%, 1/15/23	125	130,018
HCP, Inc.
6.70%, 1/30/18	160	172,169
Healthcare Trust of America Holdings LP
3.70%, 4/15/23	140	145,138
Hospitality Properties Trust
5.00%, 8/15/22	210	227,410
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23	91	92,863
Kimco Realty Corp.
6.875%, 10/01/19	70	80,541

	Principal Amount (000)	U.S. $ Value
Mid-America Apartments LP
3.75%, 6/15/24	115	120,594
Omega Healthcare Investors, Inc.
4.50%, 1/15/25	108	109,108
Realty Income Corp.
5.75%, 1/15/21	210	241,342
Simon Property Group LP
2.20%, 2/01/19	183	187,167
Ventas Realty LP
4.125%, 1/15/26	120	129,633
Ventas Realty LP/Ventas Capital Corp.
2.00%, 2/15/18	216	217,531
Vornado Realty LP
5.00%, 1/15/22	215	235,649
Washington Real Estate Investment Trust
4.95%, 10/01/20	140	151,021
Welltower, Inc.
2.25%, 3/15/18	107	108,084
4.00%, 6/01/25	85	90,611
5.25%, 1/15/22	140	157,707

		3,013,138

		22,889,993

Utility - 4.1%
Electric - 3.7%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36	150	202,124
CMS Energy Corp.
6.25%, 2/01/20	165	189,181
Consolidated Edison Co. of New York, Inc.
4.45%, 6/15/20	100	110,394
Series 07-A
6.30%, 8/15/37	30	41,783
Consolidated Edison, Inc.
2.00%, 5/15/21	103	104,587
Dominion Resources, Inc./VA
4.70%, 12/01/44	135	152,788
Duke Energy Corp.
2.10%, 6/15/18	245	247,460
Empresa Nacional de Electricidad SA/Chile
4.25%, 4/15/24	33	35,333
Entergy Corp.
4.00%, 7/15/22	153	165,947
Exelon Corp.
5.10%, 6/15/45	250	300,973
Exelon Generation Co. LLC
4.25%, 6/15/22	150	160,767
Jersey Central Power & Light Co.
4.70%, 4/01/24 (a)	196	215,841
Pacific Gas & Electric Co.
4.50%, 12/15/41	50	58,047
PacifiCorp
6.00%, 1/15/39	70	96,232
PSEG Power LLC
3.00%, 6/15/21	160	165,211

	Principal Amount (000)	U.S. $ Value
Southern Power Co.
4.15%, 12/01/25	97	105,342
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (a)	15	16,080

		2,368,090

Natural Gas - 0.4%
NiSource Finance Corp.
6.80%, 1/15/19	100	112,488
Southern Co. Gas Capital Corp.
5.25%, 8/15/19	105	114,604

		227,092

		2,595,182

Total Corporates - Investment Grade (cost $56,840,021)		59,591,413

GOVERNMENTS - TREASURIES - 2.8%
United States - 2.8%
U.S. Treasury Bonds
2.875%, 8/15/45	295	338,870
3.125%, 2/15/42	395	476,067
3.625%, 8/15/43	495	651,157
U.S. Treasury Notes
1.625%, 2/15/26	285	289,223

Total Governments - Treasuries (cost $1,514,586)		1,755,317

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
Mexico - 0.7%
Petroleos Mexicanos
3.50%, 7/18/18-1/30/23	372	357,706
4.875%, 1/24/22	95	97,613
5.50%, 6/27/44	15	13,573

Total Quasi-Sovereigns (cost $469,772)		468,892

CORPORATES - NON-INVESTMENT GRADE - 0.5%
Industrial - 0.4%
Energy - 0.4%
Cenovus Energy, Inc.
5.70%, 10/15/19	213	226,199
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	90	69,909

		296,108

Financial Institutions - 0.1%
Finance - 0.1%
Navient Corp.
4.875%, 6/17/19	46	46,230

Total Corporates - Non-Investment Grade (cost $358,931)		342,338

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Banking - 0.3%
US Bancorp 6.00% (cost $182,155)	6,550	$170,497

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.1%
Petrobras Global Finance BV
5.375%, 1/27/21	$50	47,438

Colombia - 0.1%
Ecopetrol SA
5.875%, 9/18/23	77	80,465

Total Governments - Sovereign Agencies (cost $129,403)		127,903

SHORT-TERM INVESTMENTS - 0.6%
Time Deposit - 0.6%
State Street Time Deposit 0.01%, 8/01/16 (cost $407,679)	408	407,679

Total Investments - 98.4% (cost $59,902,547) (e)		62,864,039
Other assets less liabilities - 1.6%		1,010,615

Net Assets - 100.0%		$63,874,654

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$320	5/02/34	3 Month LIBOR	3.363%	$92,587
Citigroup Global Markets, Inc./(CME Group)	60	11/04/44	3 Month LIBOR	3.049%	19,260
Citigroup Global Markets, Inc./(CME Group)	60	5/05/45	3 Month LIBOR	2.562%	12,337
Citigroup Global Markets, Inc./(CME Group)	60	6/02/46	3 Month LIBOR	2.186%	6,849
Citigroup Global Markets, Inc./(CME Group)	690	7/15/46	3 Month LIBOR	1.783%	8,215

					$139,248

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International Kohl’s Corp.,
6.250% 12/15/17, 6/20/19*	1.00%	0.98%	$34	$57	$(265)	$322

*	Termination date

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	$600	6/10/43	3 Month LIBOR	3.191%	$204,375
JPMorgan Chase Bank, NA	350	6/10/33	3 Month LIBOR	3.027%	78,627

					$283,002

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $5,048,689 or 7.9% of net assets.
(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Variable rate coupon, rate shown as of July 31, 2016.
(d)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2016.
(e)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,111,730 and gross unrealized depreciation of investments was $(150,238), resulting in net unrealized appreciation of $2,961,492.

Glossary:

CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust

AB Corporate Income Shares

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$59,591,413		$	– 0	–	$59,591,413
Governments - Treasuries		– 0	–	1,755,317			– 0	–	1,755,317
Quasi-Sovereigns		– 0	–	468,892			– 0	–	468,892
Corporates - Non-Investment Grade		– 0	–	342,338			– 0	–	342,338
Preferred Stocks		170,497		– 0	–		– 0	–	170,497
Governments - Sovereign Agencies		– 0	–	127,903			– 0	–	127,903
Short-Term Investments		– 0	–	407,679			– 0	–	407,679

Total Investments in Securities		170,497		62,693,542			– 0	–	62,864,039

Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	139,248			– 0	–	139,248
Credit Default Swaps		– 0	–	322			– 0	–	322
Interest Rate Swaps		– 0	–	283,002			– 0	–	283,002

Total(b)		$170,497		$63,116,114		$	– 0	–	$63,286,611

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Shares

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.8%
Long-Term Municipal Bonds - 95.8%
Alabama - 2.8%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Methodist Home for the Aging)
Series 2016-2015-1
5.75%, 6/01/35-6/01/45	$4,650	$5,099,221
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.00%, 1/01/24	2,000	2,017,100
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	11,645	14,104,191
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
7.00%, 2/01/36	400	436,816
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/36-2/01/41	10,000	11,832,200
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Health Services, Inc.)
Series 2012
5.00%, 12/01/31	3,000	3,381,420

		36,870,948

Alaska - 0.8%
City of Koyukuk AK
Series 2011
7.75%, 10/01/41 (Pre-refunded/ETM)	100	121,861
State of Alaska International Airports System
Series 2016B
5.00%, 10/01/33-10/01/34	9,000	10,934,535

		11,056,396

Arizona - 2.1%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22	180	180,835
5.20%, 10/01/37	5,070	5,085,311
Arizona Sports & Tourism Authority
Series 2012A
5.00%, 7/01/29	3,670	4,164,716
City of Mesa AZ Utility System Revenue
Series 2016
4.00%, 7/01/31-7/01/32	10,600	12,256,318
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2014
5.00%, 7/01/44	3,875	4,387,934

	Principal Amount (000)	U.S. $ Value
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	100	103,979
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	100	115,702
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	150	191,769
University of Arizona
Series 2014
5.00%, 8/01/33	1,000	1,207,490

		27,694,054

California - 8.4%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	100	116,955
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/31	1,460	1,789,186
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/27	1,000	1,227,460
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/31-4/01/34	11,845	14,399,993
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/42	100	114,863
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM)	85	106,811
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)	1,000	1,140,100
Series 2014
5.00%, 1/01/35	1,335	1,380,310
California Municipal Finance Authority (Partnerships Uplift Cmnty Proj)
Series 2012A
5.30%, 8/01/47	1,025	1,086,428
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34	1,200	1,372,704
7.25%, 6/01/43	2,075	2,371,186
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	765	845,631

	Principal Amount (000)	U.S. $ Value
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	6,405	7,219,652
California School Finance Authority (Partnerships Uplift Cmnty Valley Proj)
Series 2014A
6.40%, 8/01/34	3,000	3,481,230
California School Finance Authority (TRI Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	730	713,677
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	530	600,723
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (a)	100	101,416
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44	1,200	1,352,868
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	100	120,222
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	140	168,533
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
6.00%, 10/01/47	250	271,225
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.50%, 9/01/46	1,000	1,117,220
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	100	121,669
City of San Jose CA Airport Revenue
AMBAC Series 2007A
5.00%, 3/01/37	100	102,333
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (b)	1,000	1,217,220
Los Angeles Department of Water & Power WTR
Series 2016A
5.00%, 7/01/41	5,000	6,217,800

	Principal Amount (000)	U.S. $ Value
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
4.00%, 11/01/33	7,000	8,018,500
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/30-8/01/40	6,215	7,429,235
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/31	1,000	1,140,760
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
NATL Series 2016C
5.00%, 8/01/41	1,250	1,548,563
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	1,450	1,687,351
Series 2014B
5.25%, 1/15/44	1,000	1,177,440
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No 06-01)
Series 2016
5.00%, 9/01/41-9/01/46	2,495	2,942,941
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36-12/01/43	1,685	1,684,905
State of California
Series 2016
4.00%, 9/01/33-9/01/35	18,000	20,666,480
5.00%, 9/01/34	7,500	9,419,625
University of California CA Revenues
5.00%, 5/15/33 (b)	1,000	1,224,910
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42	3,375	3,934,339

		109,632,464

Colorado - 1.5%
Colorado Educational & Cultural Facilities Authority (Skyview Academy)
Series 2014
5.125%, 7/01/34 (a)	775	846,788
5.375%, 7/01/44 (a)	1,360	1,468,460
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,910	6,817,894

	Principal Amount (000)	U.S. $ Value
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,910	3,261,906
Colorado Health Facilities Authority (Parkview Medical Center, Inc. Obligated Group)
Series 2015B
5.00%, 9/01/30	1,150	1,345,512
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.25%, 12/01/50 (a)	1,000	1,051,830
Copperleaf Metropolitan District No 2
Series 2015
5.75%, 12/01/45	1,000	1,065,020
E-470 Public Highway Authority
Series 2010C
5.375%, 9/01/26	1,000	1,127,330
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40 (a)	1,500	1,620,465
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	200	230,236
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45	1,000	1,020,260

		19,855,701

Connecticut - 1.8%
Connecticut State Health & Educational Facility Authority (Fairfield University)
Series 2016Q
5.00%, 7/01/46	5,500	6,657,365
Connecticut State Health & Educational Facility Authority (Quinnipiac University)
Series 2015L
5.00%, 7/01/45	5,750	6,781,090
Connecticut State Health & Educational Facility Authority (Seabury Retirement Community)
Series 2016A
5.00%, 9/01/46-9/01/53 (a)	2,475	2,685,474
State of Connecticut
Series 2013E
5.00%, 8/15/31 (b)	1,000	1,201,730
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/31	5,000	5,998,150

		23,323,809

Delaware - 0.3%
Delaware State Economic Development Authority (Delaware Military Academy, Inc.)
Series 2014
5.00%, 9/01/44-9/01/49	2,440	2,695,654

	Principal Amount (000)	U.S. $ Value
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	1,310	1,473,685

		4,169,339

District of Columbia - 0.9%
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	100	114,199
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	1,420	1,577,336
Series 2016A
5.00%, 6/01/46	1,400	1,573,292
Metropolitan Washington Airports Authority
Series 2016A
5.00%, 10/01/32	6,500	7,956,520

		11,221,347

Florida - 7.9%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46	100	118,936
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	1,100	1,230,185
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/46	435	538,939
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	1,000	1,156,980
Bexley Community Development District
Series 2016
4.875%, 5/01/47	1,000	1,012,700
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (a)	1,400	1,563,940
6.00%, 7/01/45-7/01/50 (a)	4,015	4,495,219
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41 (c)	6,795	6,137,448
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	6,725	8,142,294
Series 2015A
5.00%, 6/01/20	10,000	11,334,000

	Principal Amount (000)	U.S. $ Value
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	2,350	2,633,199
City of Lakeland FL (Lakeland Regional Medical Center Obligated Group)
Series 2015
5.00%, 11/15/40	5,610	6,539,128
City of Tampa FL Solid Waste System Revenue
Series 2013
5.00%, 10/01/21	3,000	3,495,210
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	2,000	2,394,380
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	10,000	11,778,400
Series 2015A
5.00%, 10/01/31	1,100	1,315,919
Florida Development Finance Corp. (Tuscan Isle ChampionsGate Obligated Group)
Series 2016A
6.375%, 6/01/46 (a)	1,400	1,442,602
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/35-6/01/45 (a)	4,900	5,292,629
Lakewood Ranch Stewardship District (Villages of Lakewood Ranch South Project)
Series 2016
5.125%, 5/01/46	1,115	1,179,570
Marshall Creek Community Development District (Marshall Creek Community Development District 2015A)
Series 2015A
5.00%, 5/01/32	1,680	1,752,408
Martin County Health Facilities Authority (Martin Memorial Medical Center, Inc.)
Series 2012
5.50%, 11/15/32-11/15/42	1,950	2,207,032
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	1,150	1,207,718
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	2,885	3,300,065
Series 2014
5.00%, 11/15/39	2,000	2,291,360
Miami-Dade County Expressway Authority
Series 2014A
5.00%, 7/01/34	4,000	4,780,200
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40 (Pre-refunded/ETM)	80	105,041

	Principal Amount (000)	U.S. $ Value
Series 2015A
5.00%, 10/01/40	2,000	2,392,580
Series 2015C
5.00%, 10/01/35-10/01/40	2,750	3,259,345
Palm Beach County Health Facilities Authority
Series 2007
5.875%, 11/15/37 (Pre-refunded/ETM)	100	106,692
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/24	3,000	3,707,460
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
5.625%, 4/01/43	3,765	4,601,583
Volusia County School Board COP
Series 2014B
5.00%, 8/01/31	1,625	1,960,855

		103,474,017

Georgia - 0.6%
Cedartown Polk County Hospital Authority
Series 2016
5.00%, 7/01/39	4,000	4,659,000
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2012A
5.00%, 1/01/31	1,390	1,620,684
Series 2014A
5.00%, 1/01/33	1,820	2,185,984

		8,465,668

Idaho - 0.2%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	2,050	2,312,687
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	200	235,798

		2,548,485

Illinois - 11.2%
Chicago Board of Education
Series 2012A
5.00%, 12/01/42	2,940	2,698,362
Series 2015C
5.25%, 12/01/35-12/01/39	10,315	9,687,906
Chicago O’Hare International Airport
Series 2015C
5.00%, 1/01/34	1,665	1,945,936
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/23	4,285	5,004,237
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008
5.00%, 6/01/18	1,170	1,249,022

	Principal Amount (000)	U.S. $ Value
City of Chicago IL
Series 2008A
5.00%, 1/01/19	525	535,810
Series 2015A
5.00%, 1/01/19	300	310,380
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (d)	1,050	1,004,966
Series 2015
6.00%, 12/01/30 (e)(f)	2,320	2,378,000
Illinois Finance Authority
Series 2016A
6.20%, 5/15/30	625	629,798
6.33%, 5/15/48	829	830,631
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42	3,600	4,179,996
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (c)	3,000	2,093,520
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	465	465,386
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	400	438,020
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.75%, 5/15/46	2,010	2,131,283
Illinois Finance Authority (Mercy Health System Obligated Group)
Series 2016
5.00%, 12/01/40	1,000	1,175,620
Illinois Finance Authority (Park Place of Elmhurst)
Series 2016A
6.44%, 5/15/55	1,998	2,002,014
Series 2016C
2.00%, 5/15/55 (d)	609	21,260
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	3,500	3,888,430
Series 2015
5.25%, 5/15/50	2,000	2,160,420
Illinois Finance Authority (Presence Health Network Obligated Group)
Series 2016C
5.00%, 2/15/31 (g)	11,500	13,277,785

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/35	4,750	5,583,055
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/22	6,700	7,986,936
Illinois State Toll Highway Authority
Series 2015A
5.00%, 1/01/31-1/01/32	3,125	3,847,684
Series 2015B
5.00%, 1/01/36-1/01/40	5,250	6,355,101
Series 2016A
5.00%, 12/01/32	7,000	8,651,090
Metropolitan Pier & Exposition Authority
Series 2015B
5.00%, 12/15/45	13,300	15,028,468
State of Illinois
Series 2012
5.00%, 8/01/21-3/01/31	11,760	13,136,834
Series 2014
5.00%, 5/01/31-5/01/35	8,985	9,839,697
Series 2016
5.00%, 6/01/23	5,695	6,453,403
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2016A
4.50%, 3/01/33	4,400	4,471,896
Series 2016B
7.00%, 3/01/33	1,910	1,938,077
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	1,166	1,193,133
5.00%, 3/01/36	2,963	3,073,757
Series 2015B
6.00%, 3/01/36	1,004	1,039,993

		146,707,906

Indiana - 1.0%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.125%, 8/15/27	1,000	1,110,660
5.50%, 8/15/40-8/15/45	3,020	3,348,574
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/30	1,000	1,122,110
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/40-7/01/48	6,980	8,013,807

		13,595,151

	Principal Amount (000)	U.S. $ Value
Kansas - 0.0%
Wichita KS Hlth Care FACS Revenue (Kansas Masonic Home)
Series 2016I
5.00%, 12/01/31	550	567,892

Kentucky - 3.2%
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	1,685	1,740,302
5.50%, 11/15/45	1,000	1,036,790
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40-1/01/45	10,335	11,993,787
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.)
Series 2010A
6.00%, 6/01/30	200	229,810
6.375%, 6/01/40	1,525	1,749,587
6.50%, 3/01/45	1,000	1,146,680
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.50%, 11/15/35	1,750	1,842,102
5.75%, 11/15/45	3,350	3,509,158
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group)
Series 2016
5.00%, 10/01/30 (g)	15,350	18,844,888

		42,093,104

Louisiana - 0.8%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	2,130	2,437,103
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/35	2,100	2,278,626
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2010A
6.00%, 10/01/44	400	470,568
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (c)(h)	2,750	1,588,125
Series 2014A
7.50%, 7/01/23 (c)(h)	1,250	721,875

	Principal Amount (000)	U.S. $ Value
Louisiana Public Facilities Authority (Ochsner Clinic Foundation)
Series 2016
5.00%, 5/15/47	1,120	1,322,709
Port New Orleans Board of Commissioners
Series 2013B
5.00%, 4/01/29-4/01/31	1,540	1,757,267

		10,576,273

Maine - 0.1%
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
7.50%, 7/01/32	1,000	1,202,010

Maryland - 0.4%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The))
Series 2014D
3.875%, 7/01/19	1,125	1,152,225
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/31	3,245	3,886,536

		5,038,761

Massachusetts - 2.0%
Commonwealth of Massachusetts
NATL Series 2000G
0.51%, 12/01/30 (i)	5,000	4,561,655
Series 2016A
5.00%, 3/01/46	2,000	2,404,340
Massachusetts Development Finance Agency (Dana-Farber Cancer Institute Obligated Group)
Series 2016N
5.00%, 12/01/41	4,505	5,515,201
Massachusetts Development Finance Agency (Lowell General Hospital)
Series 2013G
5.00%, 7/01/37	2,550	2,895,092
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	745	844,651
Massachusetts Development Finance Agency
(South Shore Hospital, Inc.)
Series 2016I
5.00%, 7/01/31-7/01/41	3,850	4,628,857
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/41-7/01/46	3,980	4,698,624

		25,548,420

	Principal Amount (000)	U.S. $ Value
Michigan - 5.6%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.00%, 7/01/32	4,400	4,998,312
5.25%, 7/01/39	4,825	5,532,683
City of Detroit MI Water Supply System Revenue
Series 2011C
5.00%, 7/01/41	1,060	1,165,258
Detroit City School District
Series 2012A
5.00%, 5/01/31	120	137,616
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
Series 2014C
5.00%, 7/01/17-7/01/18	2,000	2,107,610
Series 2014C-1
5.00%, 7/01/44	1,750	1,952,300
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D-4
5.00%, 7/01/29-7/01/34	2,100	2,466,792
Series 2015D-1
5.00%, 7/01/34	2,000	2,358,640
Series 2015D-2
5.00%, 7/01/34	2,300	2,702,500
Michigan Finance Authority (Detroit City School District State Aid)
Series 2015E
5.75%, 8/22/16 (a)	3,500	3,503,010
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,372,160
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/31-7/01/33	7,950	9,230,449
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2016I
5.00%, 10/15/32 (g)	14,000	17,401,580
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/32-11/15/46	300	304,106
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)	2,325	2,440,529
Series 2016
9.00%, 12/01/25 (a)(g)(j)	8,970	7,064,951
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	2,000	2,127,720

	Principal Amount (000)	U.S. $ Value
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	5,775	5,803,586

		73,669,802

Minnesota - 0.2%
City of Minneapolis MN (Fairview Health Services Obligated Group)
Series 2015A
5.00%, 11/15/33	1,000	1,193,140
Western Minnesota Municipal Power Agency
Series 2015A
5.00%, 1/01/34	1,030	1,275,913

		2,469,053

Mississippi - 0.8%
Mississippi Development Bank
Series 2016C
5.00%, 8/01/27	7,830	9,899,469

Missouri - 1.3%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	100	109,908
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
5.75%, 11/15/36 (a)	1,800	1,866,636
6.00%, 11/15/46 (a)	4,400	4,601,784
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/31	3,240	3,899,988
St Louis County Industrial Development Authority (St Andrews Resources for Seniors)
Series 2015A
5.00%, 12/01/35	2,000	2,139,860
5.125%, 12/01/45	4,500	4,726,035

		17,344,211

Nebraska - 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	2,975	3,374,939

Nevada - 1.5%
City of Reno NV
Series 2007A
5.25%, 6/01/41 (Pre-refunded/ETM)	130	135,039
Las Vegas Redevelopment Agency
Series 2016
5.00%, 6/15/40	1,800	2,103,750

	Principal Amount (000)	U.S. $ Value
Las Vegas Valley Water District
Series 2016A
5.00%, 6/01/46	14,000	17,059,840

		19,298,629

New Hampshire - 0.4%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	2,940	3,360,949
Series 2016
5.00%, 1/01/41	1,660	1,969,325

		5,330,274

New Jersey - 6.6%
City of Bayonne NJ
BAM Series 2016
5.00%, 7/01/39	1,075	1,281,508
Hudson County Improvement Authority (County of Hudson NJ)
Series 2016
5.00%, 5/01/32	3,645	4,553,771
New Jersey Economic Development Authority (Lions Gate Project)
Series 2014
5.25%, 1/01/44	3,600	3,810,240
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/21	3,500	3,920,665
Series 2015X
5.00%, 6/15/21	15,920	17,833,425
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	735	797,416
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
5.25%, 9/15/29	2,850	3,197,415
Series 2000B
5.625%, 11/15/30	1,475	1,697,327
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	100	112,799
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2014A
5.00%, 6/15/38	1,000	1,098,720
New Jersey Turnpike Authority
NATL Series 2000D
0.77%, 1/01/30 (i)	1,175	1,076,006
Series 2013A
5.00%, 1/01/27-1/01/32	3,500	4,215,615

	Principal Amount (000)	U.S. $ Value
Series 2015E
5.00%, 1/01/33-1/01/45	15,400	18,565,904
Series 2016A
5.00%, 1/01/33	6,500	8,039,395
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	15,660	15,396,442

		85,596,648

New Mexico - 0.1%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	1,060	1,187,295

New York - 8.2%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/34	2,000	2,239,540
City of Newburgh NY
Series 2012A
5.625%, 6/15/34	245	279,633
Metropolitan Transportation Authority
Series 2013B
5.00%, 11/15/27	5,125	6,294,628
Series 2013E
5.00%, 11/15/32	4,425	5,373,941
AGM Series 2016B
5.00%, 11/15/33	10,500	13,126,365
Series 2016C
5.00%, 11/15/36	3,440	4,240,041
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (b)	190	225,245
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	75	74,498
6.70%, 1/01/49	454	449,562
Series 2014B
5.50%, 7/01/20	785	786,756
Series 2014C
2.00%, 1/01/49 (d)(h)(k)	514	64,221
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
Series 2012
5.00%, 7/01/37	300	337,458
New York City Industrial Development Agency (American Airlines, Inc.)
Series 2005
7.75%, 8/01/31	100	101,000
Series 2015B
2.00%, 8/01/28 (f)	3,500	3,500,000
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	100	114,261

	Principal Amount (000)	U.S. $ Value
New York Liberty Development Corp. (Goldman Sachs Headquarters LLC)
Series 2005
5.25%, 10/01/35	1,325	1,796,687
New York NY GO
Series 2013A-1
5.00%, 10/01/28 (b)	500	605,890
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2015A
5.00%, 3/15/35	2,250	2,751,885
New York State Dormitory Authority (Trustees of Columbia University IN the City of New York (The))
Series 2016A
5.00%, 10/01/46	1,250	1,555,550
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
0.718%, 10/01/36 (i)	3,200	2,850,358
XLCA Series 2004A
0.683%, 1/01/39 (i)	4,100	3,648,934
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/37	2,000	2,337,540
Series 2016A
5.00%, 1/01/46	3,800	4,588,652
New York Transportation Development Corp. (Laguardia Gateway Partners LLC)
Series 2016A
5.00%, 7/01/41-7/01/46	10,320	11,778,040
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	1,125	1,155,701
Otsego County Capital Resource Corp. (Hartwick College)
Series 2015A
5.00%, 10/01/30-10/01/35	4,435	5,083,603
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/34	3,900	4,525,443
Series 2013-178
5.00%, 12/01/33	5,000	5,950,000
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (b)	1,950	2,388,837
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
7.50%, 9/15/44 (a)(j)	360	327,175
Series 2014B
7.00%, 9/15/44 (a)	410	440,910

	Principal Amount (000)	U.S. $ Value
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	20	20,042
6.00%, 9/15/27-9/15/37	2,225	2,253,942
Utility Debt Securitization Authority
Series 2016A
5.00%, 12/15/35	5,000	6,301,250
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	3,840	4,287,168
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group)
Series 2016
5.00%, 11/01/46	4,230	4,934,422

		106,789,178

North Carolina - 0.8%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
4.875%, 7/01/40	5,000	5,383,350
5.00%, 7/01/45	1,000	1,083,670
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/30	2,250	2,511,382
North Carolina Medical Care Commission (United Church Homes & Services Obligated Group)
Series 2015A
5.00%, 9/01/37	1,735	1,892,469

		10,870,871

Ohio - 2.1%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	14,185	14,034,213
County of Erie OH (Firelands Regional Medical Center)
Series 2006A
5.25%, 8/15/46	1,115	1,116,405
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	2,300	2,342,274
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,030	1,108,816
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	2,500	2,608,200

	Principal Amount (000)	U.S. $ Value
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2010B
3.75%, 6/01/33	1,400	1,404,900
Ohio Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008C
3.95%, 11/01/32	5,000	5,051,850

		27,666,658

Oklahoma - 0.1%
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	1,125	1,283,996

Oregon - 0.1%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/19	535	567,041
Klamath Falls Intercommunity Hospital Authority (Sky Lakes Medical Center, Inc.)
Series 2016
5.00%, 9/01/30	200	246,300

		813,341

Pennsylvania - 4.8%
Allegheny County Higher Education Building Authority (Chatham University)
Series 2012A
5.00%, 9/01/35	230	259,854
Bensalem Township School District
Series 2013
5.00%, 6/01/29	8,570	10,392,153
Cheltenham Township School District
Series 2016B
5.00%, 2/15/39	1,780	2,110,582
City of Philadelphia PA
Series 2013A
5.00%, 7/15/21	1,200	1,403,388
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	180	193,324
Series 2012
5.25%, 1/01/41	1,000	1,048,830
Lehigh County General Purpose Authority (Good Shepherd Obligated Group (The))
Series 2016
4.00%, 11/01/41-11/01/46	3,000	3,223,740
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	200	236,054

	Principal Amount (000)	U.S. $ Value
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.00%, 1/01/30	1,040	1,090,887
5.25%, 1/01/40	4,740	4,912,536
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.75%, 7/01/35	5,135	5,729,427
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	100	109,032
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	265	302,866
Series 2016A
5.00%, 3/01/37	1,400	1,640,464
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	1,620	1,818,871
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34	2,830	3,341,211
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2016
5.00%, 5/01/32-5/01/33 (g)	4,000	4,876,370
Pennsylvania State University
Series 2016B
5.00%, 9/01/32	2,000	2,532,620
Pennsylvania Turnpike Commission
Series 2016
5.00%, 6/01/37	4,000	4,699,920
State Public School Building Authority (Harrisburg School District)
AGM Series 2016A
5.00%, 12/01/30-12/01/32	9,920	12,209,082

		62,131,211

Puerto Rico - 0.3%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	3,045	2,953,650
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	335	298,988

		3,252,638

	Principal Amount (000)	U.S. $ Value
Rhode Island - 0.3%
Rhode Island Health & Educational Building Corp. (Tockwotton Home)
Series 2011
8.375%, 1/01/46	3,150	3,728,655

South Carolina - 0.2%
South Carolina Jobs-Economic Development Authority (Lutheran Homes of South Carolina Obligated Group)
Series 2013
5.00%, 5/01/43	1,000	1,045,900
5.125%, 5/01/48	1,000	1,050,180
South Carolina Public Service Authority
AMBAC Series 2007A
5.00%, 1/01/32 (Pre-refunded/ETM)	400	407,532

		2,503,612

Tennessee - 0.8%
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	4,890	5,408,976
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Vanderbilt University Medical Center)
Series 2016
5.00%, 7/01/46	2,435	2,912,089
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc. (The))
Series 2012
5.25%, 12/01/42	1,000	1,054,350
5.375%, 12/01/47	800	846,240

		10,221,655

Texas - 9.9%
Arlington Higher Education Finance Corp. (Harmony Public Schools)
Series 2016A
5.00%, 2/15/34-2/15/46	7,945	9,539,704
Arlington Higher Education Finance Corp. (Wayside Schools)
Series 2016A
4.625%, 8/15/46	2,450	2,499,000
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41 (Pre-refunded/ETM)	120	146,350
Series 2013
5.00%, 1/01/42	3,500	3,981,950
Series 2016
5.00%, 1/01/33-1/01/40	6,855	8,169,772

	Principal Amount (000)	U.S. $ Value
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/42	6,800	7,906,632
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/30	1,965	2,354,050
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	3,155	3,583,291
Series 2015B
5.00%, 7/15/30-7/15/35	2,960	3,332,375
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2012
5.00%, 8/15/42	530	574,997
Series 2013
6.00%, 8/15/43	1,000	1,190,340
County of Harris TX (County of Harris TX Toll Road)
Series 2016A
5.00%, 8/15/32-8/15/34	7,600	9,529,122
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/28 (a)	1,150	1,244,541
Dallas/Fort Worth International Airport
Series 2012E
5.00%, 11/01/35	1,500	1,684,155
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	3,150	3,460,464
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (b)	400	476,224
Mission Economic Development Corp. (Natgasoline LLC)
2016B
5.75%, 10/01/31 (a)	3,225	3,448,912
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	1,700	1,819,102
North East Texas Regional Mobility Authority
Series 2016
5.00%, 1/01/46	2,500	2,949,950
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	280	314,611
North Texas Tollway Authority
Series 2014B
5.00%, 1/01/31	8,975	10,725,304
Series 2015A
5.00%, 1/01/35	7,000	8,337,490

	Principal Amount (000)	U.S. $ Value
Series 2015B
5.00%, 1/01/34	3,500	4,230,765
Series 2016A
5.00%, 1/01/39	4,000	4,822,720
Red River Health Facilities Development Corp. (MRC Crestview)
Series 2011A
8.00%, 11/15/46	1,790	2,066,949
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	1,315	1,570,478
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.50%, 1/01/32	1,740	1,903,856
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (c)	2,180	1,899,325
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Obligated Group)
Series 2016A
5.00%, 11/15/45	1,000	1,211,880
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	200	209,028
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015B
5.00%, 11/15/30	4,000	4,682,760
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.25%, 11/15/39-11/15/44	5,025	5,337,744
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44	1,065	1,211,523
Texas Municipal Gas Acquisition & Supply Corp. I (Bank of America Corp.)
Series 2008D
6.25%, 12/15/26	1,000	1,269,270
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 12/31/16 (e)	865	863,919
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group LLC)
Series 2016
5.00%, 12/31/40	1,255	1,466,166

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	660	787,024
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	200	237,304
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013
6.75%, 6/30/43	3,600	4,501,908
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32	1,200	1,369,188
7.125%, 1/01/46	2,430	2,755,814
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM)	75	104,726

		129,770,683

Utah - 0.0%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	90	98,753
Utah Charter School Finance Authority
Series 2010
8.25%, 7/15/46 (Pre-refunded/ETM)	100	116,591
Utah Charter School Finance Authority (Early Light Academy, Inc.)
Series 2010
8.50%, 7/15/46	100	113,191
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	100	112,256

		440,791

Vermont - 0.6%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	200	209,214
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34	1,500	1,820,550
Series 2016B
5.00%, 12/01/37-12/01/38	4,420	5,293,449

		7,323,213

	Principal Amount (000)	U.S. $ Value
Virginia - 1.3%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.15%, 3/01/35 (a)	1,000	1,039,300
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,030	1,079,203
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	300	340,335
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/47	1,955	2,067,823
Tobacco Settlement Financing Corp./VA
Series 2007B-1
5.00%, 6/01/47	6,790	6,602,324
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (b)	550	672,128
Virginia College Building Authority (Marymount University)
Series 2015B
5.25%, 7/01/35 (a)	1,000	1,146,960
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.50%, 1/01/42	3,580	4,192,431

		17,140,504

Washington - 2.3%
King County Public Hospital District No 4
Series 2015A
5.00%, 12/01/30	2,235	2,338,302
Port of Seattle WA
Series 2015C
5.00%, 4/01/33	5,035	5,995,728
State of Washington
Series 2016C
5.00%, 2/01/36	5,000	6,159,950
Washington Health Care Facilities Authority (Multicare Health System Obligated Group)
Series 2012A
5.00%, 8/15/44	1,000	1,139,190
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42	3,350	3,844,929
Washington St GO
5.00%, 7/01/24 (b)	1,000	1,154,710

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47	3,550	3,937,092
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	3,215	3,796,304
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	2,265	2,278,572

		30,644,777

West Virginia - 0.3%
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group)
AGM Series 2004B
0.84%, 2/15/34 (i)	850	778,367
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	2,100	2,498,916

		3,277,283

Wisconsin - 0.9%
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	4,155	4,813,484
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30	2,060	2,226,819
Series 2016D
4.05%, 11/01/30	720	782,172
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.25%, 3/01/35 (a)	1,550	1,656,935
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44	1,000	1,105,210
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/30 (a)	545	599,658

		11,184,278

Total Municipal Obligations (cost $1,167,429,311)		1,250,855,409

	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 7.5%
Investment Companies - 7.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (l)(m) (cost $98,238,399)	98,238,399	98,238,399

Total Investments - 103.3% (cost $1,265,667,710) (n)		1,349,093,808
Other assets less liabilities - (3.3)%		(42,700,821)

Net Assets - 100.0%		$1,306,392,987

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$16,000	7/17/26	3 Month LIBOR	1.596%	$254,855
Morgan Stanley & Co., LLC/(CME Group)	8,500	7/17/36	3 Month LIBOR	1.933%	330,326

					$585,181

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$1,000	9/15/20	1.455%	CPI	#	$(2,836)
Citibank, NA	9,300	12/14/20	1.548%	CPI	#	(18,704)
Deutsche Bank AG	10,650	7/15/20	1.265%	CPI	#	186,596

						$165,056

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$31,000	6/10/22	0.906%	SIFMA	*	$(255,592)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $64,500,560 or 4.9% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note I).
(c)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Capital Trust Agency, Inc. (Million Air One LLC) Series 2011
7.75%, 1/01/41	7/25/11-4/15/16	$6,493,179	$6,137,448	0.47%
Illinois Finance Authority (Greenfields of Geneva) Series 2010A
8.125%, 2/15/40	12/02/13-12/18/13	2,885,806	2,093,520	0.16%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013B
10.50%, 7/01/39	11/22/13	2,750,000	1,588,125	0.12%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2014A
7.50%, 7/01/23	7/31/14	1,250,000	721,875	0.06%
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012B
8.00%, 7/01/38	8/31/12-5/08/13	2,260,170	1,899,325	0.15%

(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.25% of net assets as of July 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
City of Chicago IL (Goldblatts Supportive Living Project) Series 2015
6.00%, 12/01/30	5/27/15	$2,320,000	$2,378,000	0.18%
Texas Pellets, Inc./German Pellets Texas LLC
8.00%, 12/31/16	6/15/16	865,000	863,919	0.07%

(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2016.
(g)	When-Issued or delayed delivery security.
(h)	Defaulted.
(i)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2016 and the aggregate market value of these securities amounted to $12,915,320 or 0.99% of net assets.
(j)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(k)	Non-income producing security.
(l)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(m)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

(n)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $87,060,304 and gross unrealized depreciation of investments was $(3,634,206), resulting in net unrealized appreciation of $83,426,098.

As of July 31, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.6% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Shares

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alabama	$	– 0	–	$31,771,727		$5,099,221	$36,870,948
Alaska		– 0	–	10,934,535		121,861	11,056,396
Arizona		– 0	–	22,427,908		5,266,146	27,694,054
California		– 0	–	81,708,330		27,924,134	109,632,464
Colorado		– 0	–	15,098,126		4,757,575	19,855,701
Florida		– 0	–	83,682,694		19,791,323	103,474,017
Idaho		– 0	–	235,798		2,312,687	2,548,485
Illinois		– 0	–	123,899,578		22,808,328	146,707,906
Kansas		– 0	–	– 0	–	567,892	567,892
Kentucky		– 0	–	33,964,752		8,128,352	42,093,104
Louisiana		– 0	–	5,987,647		4,588,626	10,576,273
Maryland		– 0	–	3,886,536		1,152,225	5,038,761
Michigan		– 0	–	64,164,322		9,505,480	73,669,802
Missouri		– 0	–	4,009,896		13,334,315	17,344,211
New Jersey		– 0	–	81,786,408		3,810,240	85,596,648
New York		– 0	–	97,615,371		9,173,807	106,789,178
North Carolina		– 0	–	– 0	–	10,870,871	10,870,871
Ohio		– 0	–	22,716,184		4,950,474	27,666,658
Oklahoma		– 0	–	– 0	–	1,283,996	1,283,996
Oregon		– 0	–	246,300		567,041	813,341
Pennsylvania		– 0	–	49,156,207		12,975,004	62,131,211
Rhode Island		– 0	–	– 0	–	3,728,655	3,728,655
South Carolina		– 0	–	407,532		2,096,080	2,503,612
Tennessee		– 0	–	8,321,065		1,900,590	10,221,655

Investments in Securities:	Level 1		Level 2		Level 3		Total
Texas	– 0	–	110,738,897		19,031,786		129,770,683
Utah	– 0	–	112,256		328,535		440,791
Vermont	– 0	–	7,113,999		209,214		7,323,213
Virginia	– 0	–	12,954,178		4,186,326		17,140,504
Washington	– 0	–	18,294,507		12,350,270		30,644,777
Wisconsin	– 0	–	10,079,068		1,105,210		11,184,278
Other	– 0	–	135,615,324		– 0	–	135,615,324
Short-Term Investments	98,238,399		– 0	–	– 0	–	98,238,399

Total Investments in Securities	98,238,399		1,036,929,145		213,926,264		1,349,093,808

Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	– 0	–	585,181		– 0	–	585,181
Inflation (CPI) Swaps	– 0	–	186,596		– 0	–	186,596
Liabilities:
Inflation (CPI) Swaps	– 0	–	(21,540)		– 0	–	(21,540)
Interest Rate Swaps	– 0	–	(255,592)		– 0	–	(255,592)

Total(b)	$98,238,399		$1,037,423,790		$213,926,264		$1,349,588,453

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 4/30/16	$201,986,684		$201,986,684
Accrued discounts/(premiums)	40,568		40,568
Realized gain (loss)	1,599		1,599
Change in unrealized appreciation/depreciation	4,359,632		4,359,632
Purchases	10,439,469		10,439,469
Sales	(948,407)		(948,407)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(1,953,281)		(1,953,281)

Balance as of 7/31/16	$213,926,264		$213,926,264	(a)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$4,360,655		$4,360,655

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2016 all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the three months ended July 31, 2016 is as follows:

Market Value 4/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$74,724	$150,157	$126,643	$98,238	$65

AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADE - 49.7%
Industrial - 29.2%
Basic - 1.2%
BHP Billiton Finance USA Ltd.
1.875%, 11/21/16	$425	$426,012
Ecolab, Inc.
3.00%, 12/08/16	795	800,806
Glencore Funding LLC
2.125%, 4/16/18 (a)	1,285	1,272,037
Monsanto Co.
0.832% (LIBOR 3 Month + 0.20%), 11/07/16 (b)	385	384,702
PPG Industries, Inc.
6.65%, 3/15/18	59	63,566

		2,947,123

Capital Goods - 1.8%
Boeing Co. (The)
1.65%, 10/30/20	500	507,077
Caterpillar Financial Services Corp.
1.80%, 11/13/18	560	568,758
Series G
1.50%, 2/23/18	1,350	1,360,788
John Deere Capital Corp.
1.60%, 7/13/18	455	459,850
1.75%, 8/10/18	380	384,753
1.95%, 1/08/19	125	127,632
Lockheed Martin Corp.
1.85%, 11/23/18	560	568,910
Republic Services, Inc.
3.80%, 5/15/18	410	427,949

		4,405,717

Communications - Media - 2.0%
CBS Corp.
1.95%, 7/01/17	425	427,920
Comcast Corp.
5.70%, 5/15/18-7/01/19	1,410	1,571,660
Historic TW, Inc.
6.875%, 6/15/18	690	759,424
S&P Global, Inc.
2.50%, 8/15/18	565	575,545
Time Warner Cable, Inc.
5.85%, 5/01/17	520	536,219
Viacom, Inc.
2.50%, 12/15/16	325	326,374
Walt Disney Co. (The)
0.981% (LIBOR 3 Month + 0.32%), 1/08/19 (b)	580	579,854

		4,776,996

Communications - Telecommunications - 1.4%
American Tower Corp.
2.80%, 6/01/20	440	452,797
AT&T, Inc.
1.40%, 12/01/17	435	435,501
2.40%, 3/15/17	425	428,537

	Principal Amount (000)	U.S. $ Value
Deutsche Telekom International Finance BV
2.25%, 3/06/17 (a)	425	427,699
Verizon Communications, Inc.
1.375%, 8/15/19	1,250	1,253,693
3.65%, 9/14/18	510	535,905

		3,534,132

Consumer Cyclical - Automotive - 4.6%
American Honda Finance Corp.
1.20%, 7/12/19	1,775	1,776,216
BMW US Capital LLC
1.50%, 4/11/19 (a)	1,805	1,817,070
Daimler Finance North America LLC
1.65%, 3/02/18 (a)	596	599,730
Ford Motor Credit Co. LLC
2.145%, 1/09/18	500	504,035
2.551%, 10/05/18	700	712,537
3.336%, 3/18/21	525	547,606
General Motors Financial Co., Inc.
2.40%, 5/09/19	900	904,714
3.10%, 1/15/19	360	368,096
3.25%, 5/15/18	600	615,674
Harley-Davidson Financial Services, Inc.
2.15%, 2/26/20 (a)	435	441,859
2.25%, 1/15/19 (a)	155	158,066
Toyota Motor Credit Corp.
1.20%, 4/06/18	2,000	2,007,362
Volkswagen International Finance NV
1.066% (LIBOR 3 Month + 0.44%), 11/18/16 (a)(b)	255	254,964
1.125%, 11/18/16 (a)	600	599,875

		11,307,804

Consumer Cyclical - Other - 0.5%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	1,075	1,171,090

Consumer Cyclical - Restaurants - 0.4%
McDonald’s Corp.
2.10%, 12/07/18	285	290,896
5.35%, 3/01/18	620	660,073

		950,969

Consumer Cyclical - Retailers - 1.2%
CVS Health Corp.
1.90%, 7/20/18	455	461,630
Dollar General Corp.
1.875%, 4/15/18	1,200	1,209,566
Home Depot, Inc. (The)
2.00%, 4/01/21	710	730,011

	Principal Amount (000)	U.S. $ Value
Walgreens Boots Alliance, Inc.
1.75%, 11/17/17	430	433,328

		2,834,535

Consumer Non-Cyclical - 8.1%
AbbVie, Inc.
1.75%, 11/06/17	265	266,436
1.80%, 5/14/18	165	166,333
2.00%, 11/06/18	545	552,124
Actavis Funding SCS
2.35%, 3/12/18	200	202,901
Allergan, Inc./United States
1.35%, 3/15/18	401	399,528
Amgen, Inc.
1.25%, 5/22/17	395	395,530
2.125%, 5/15/17	425	428,378
5.70%, 2/01/19	685	759,033
Anheuser-Busch InBev Finance, Inc.
2.65%, 2/01/21	579	599,758
Baxalta, Inc.
2.00%, 6/22/18	448	447,592
Bayer US Finance LLC
1.50%, 10/06/17 (a)	430	430,504
Becton Dickinson and Co.
2.675%, 12/15/19	425	440,737
Bottling Group LLC
5.125%, 1/15/19	475	519,591
Celgene Corp.
2.125%, 8/15/18	1,170	1,186,987
Coca-Cola Co. (The)
0.875%, 10/27/17	180	180,185
1.375%, 5/30/19	1,710	1,728,413
Gilead Sciences, Inc.
1.85%, 9/04/18	750	761,582
Kraft Heinz Foods Co.
2.00%, 7/02/18 (a)	485	491,899
Kroger Co. (The)
2.00%, 1/15/19	580	590,263
Laboratory Corp. of America Holdings
2.625%, 2/01/20	430	440,980
Molson Coors Brewing Co.
1.45%, 7/15/19	926	930,817
Mylan NV
2.50%, 6/07/19 (a)	1,875	1,909,202
Newell Brands, Inc.
2.60%, 3/29/19	553	568,733
PepsiCo, Inc.
Series 1
1.00%, 10/13/17	222	222,480
Philip Morris International, Inc.
5.65%, 5/16/18	1,080	1,167,819
Stryker Corp.
2.00%, 3/08/19	1,640	1,668,034
Teva Pharmaceutical Finance Netherlands III BV
1.40%, 7/20/18	1,800	1,805,922

	Principal Amount (000)	U.S. $ Value
Thermo Fisher Scientific, Inc.
2.15%, 12/14/18	575	583,823
Whirlpool Corp.
1.35%, 3/01/17	138	138,160

		19,983,744

Energy - 3.6%
BP Capital Markets PLC
1.676%, 5/03/19	1,800	1,817,984
Chevron Corp.
1.344%, 11/09/17	275	276,081
1.561%, 5/16/19	1,600	1,615,317
ConocoPhillips Co.
1.50%, 5/15/18	431	431,064
Energy Transfer Partners LP
2.50%, 6/15/18	450	453,549
Enterprise Products Operating LLC
1.65%, 5/07/18	435	437,856
2.85%, 4/15/21	1,000	1,033,676
Exxon Mobil Corp.
1.708%, 3/01/19	1,500	1,523,727
Kinder Morgan, Inc./DE
3.05%, 12/01/19	435	446,001
Schlumberger Holdings Corp.
1.90%, 12/21/17 (a)	235	237,023
2.35%, 12/21/18 (a)	575	587,063

		8,859,341

Services - 0.5%
eBay, Inc.
2.50%, 3/09/18	640	651,838
Visa, Inc.
1.20%, 12/14/17	585	587,463

		1,239,301

Technology - 2.9%
Apple, Inc.
1.00%, 5/03/18	435	435,772
1.10%, 8/02/19	750	749,250
1.70%, 2/22/19	655	666,497
Cisco Systems, Inc.
0.961% (LIBOR 3 Month + 0.28%), 3/03/17 (b)	755	756,277
1.60%, 2/28/19	1,000	1,014,722
Hewlett Packard Enterprise Co.
2.85%, 10/05/18 (a)	610	624,342
International Business Machines Corp.
1.80%, 5/17/19	100	101,825
1.95%, 2/12/19	1,175	1,202,602
KLA-Tencor Corp.
2.375%, 11/01/17	425	427,947
Lam Research Corp.
2.80%, 6/15/21	545	562,166

	Principal Amount (000)	U.S. $ Value
QUALCOMM, Inc.
1.40%, 5/18/18	554	558,483

		7,099,883

Transportation - Railroads - 0.6%
CSX Corp.
6.25%, 3/15/18	1,400	1,508,618

Transportation - Services - 0.4%
Ryder System, Inc.
3.45%, 11/15/21	1,000	1,036,783

		71,656,036

Financial Institutions - 18.6%
Banking - 15.9%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)	470	480,245
American Express Co.
7.00%, 3/19/18	375	408,842
American Express Credit Corp.
1.55%, 9/22/17	432	433,976
1.875%, 11/05/18	105	106,135
Bank of America Corp.
6.875%, 4/25/18-11/15/18	1,251	1,376,724
Series L
1.95%, 5/12/18	430	432,808
2.60%, 1/15/19	315	322,382
5.65%, 5/01/18	140	149,653
Bank of America NA
2.05%, 12/07/18	250	253,861
Bank of Tokyo-Mitsubishi UFJ Ltd. (The)
1.70%, 3/05/18 (a)	430	431,546
BB&T Corp.
2.05%, 6/19/18-5/10/21	1,865	1,894,907
Branch Banking & Trust Co.
1.103% (LIBOR 3 Month + 0.43%), 12/01/16 (b)	295	295,243
Capital One Bank USA NA
1.15%, 11/21/16	430	430,258
Capital One Financial Corp.
2.45%, 4/24/19	430	439,586
Capital One NA/Mclean VA
2.35%, 8/17/18	250	253,780
Citigroup, Inc.
1.35%, 3/10/17	85	85,100
1.361% (LIBOR 3 Month + 0.70%), 11/24/17 (b)	169	169,264
1.70%, 4/27/18	500	501,548
1.75%, 5/01/18	450	451,700
1.85%, 11/24/17	185	185,919
2.05%, 12/07/18-6/07/19	350	353,676
2.15%, 7/30/18	140	141,630
2.50%, 9/26/18	640	652,515
Discover Bank/Greenwood DE
2.00%, 2/21/18	620	622,468
2.60%, 11/13/18	570	579,360

	Principal Amount (000)	U.S. $ Value
Fifth Third Bank/Cincinnati OH
2.15%, 8/20/18	560	568,015
2.30%, 3/15/19	1,100	1,124,333
Goldman Sachs Group, Inc. (The)
2.00%, 4/25/19	220	222,231
2.625%, 1/31/19	580	593,961
2.90%, 7/19/18	365	374,708
6.15%, 4/01/18	1,050	1,129,089
Series G
7.50%, 2/15/19	250	285,304
HSBC USA, Inc.
0.967% (LIBOR 3 Month + 0.34%), 11/13/17 (b)	430	428,390
Huntington National Bank (The)
1.30%, 11/20/16	255	255,197
2.20%, 11/06/18	555	562,406
JPMorgan Chase & Co.
1.146% (LIBOR 3 Month + 0.52%), 2/15/17 (b)	755	755,979
6.00%, 1/15/18	1,086	1,158,853
6.30%, 4/23/19	535	602,301
KeyBank NA/Cleveland OH
1.70%, 6/01/18	575	579,302
2.35%, 3/08/19	1,000	1,020,764
Lloyds Banking Group PLC
3.10%, 7/06/21	585	592,149
Manufacturers & Traders Trust Co.
1.45%, 3/07/18	565	565,283
Mitsubishi UFJ Financial Group, Inc.
2.95%, 3/01/21	1,200	1,251,126
Mizuho Bank Ltd.
1.118% (LIBOR 3 Month + 0.43%), 4/16/17 (a)(b)	755	754,767
Mizuho Financial Group, Inc.
2.632%, 4/12/21 (a)	1,100	1,128,744
Morgan Stanley
1.875%, 1/05/18	300	301,940
2.125%, 4/25/18	405	409,087
Series G
2.45%, 2/01/19	1,265	1,293,307
6.625%, 4/01/18	280	303,341
PNC Bank NA
1.45%, 7/29/19	600	601,132
1.50%, 2/23/18	425	427,375
1.95%, 3/04/19	1,100	1,117,757
Regions Bank/Birmingham AL
2.25%, 9/14/18	475	478,248
Regions Financial Corp.
2.00%, 5/15/18	500	501,485
Royal Bank of Canada
Series G
1.045% (LIBOR 3 Month + 0.33%), 1/23/17 (b)	430	430,378
Santander Holdings USA, Inc.
2.70%, 5/24/19	1,880	1,893,303
SunTrust Bank/Atlanta GA
1.066% (LIBOR 3 Month + 0.44%), 2/15/17 (b)	255	254,740

	Principal Amount (000)	U.S. $ Value
Synchrony Financial
2.60%, 1/15/19	575	582,392
UBS AG/Stamford CT
Series G
1.375%, 8/14/17	475	475,518
US Bancorp
1.116% (LIBOR 3 Month + 0.49%), 11/15/18 (b)	130	130,180
US Bank NA/Cincinnati OH
1.375%, 9/11/17	430	431,756
1.40%, 4/26/19	1,460	1,465,644
Wells Fargo & Co.
1.15%, 6/02/17	430	430,374
Wells Fargo Bank NA
1.65%, 1/22/18	815	821,089
1.75%, 5/24/19	1,350	1,368,677

		39,123,751

Insurance - 2.4%
Aetna, Inc.
1.70%, 6/07/18	1,885	1,901,115
Berkshire Hathaway Finance Corp.
1.70%, 3/15/19	1,650	1,676,902
Humana, Inc.
7.20%, 6/15/18	300	330,693
Metropolitan Life Global Funding I
1.95%, 12/03/18 (a)	550	558,029
UnitedHealth Group, Inc.
1.70%, 2/15/19	1,380	1,397,334

		5,864,073

REITS - 0.3%
Simon Property Group LP
2.50%, 9/01/20	560	580,635
Welltower, Inc.
4.70%, 9/15/17	215	222,801

		803,436

		45,791,260

Utility - 1.9%
Electric - 1.9%
Dominion Resources, Inc./VA
1.95%, 8/15/16	425	425,149
Exelon Corp.
2.45%, 4/15/21	1,103	1,125,471
Exelon Generation Co. LLC
2.95%, 1/15/20	130	133,668
National Rural Utilities Cooperative Finance Corp.
1.65%, 2/08/19	1,000	1,013,149
Southern Co. (The)
1.85%, 7/01/19	1,800	1,821,476
Southern Power Co.
1.85%, 12/01/17	185	186,464

		4,705,377

Total Corporates - Investment Grade (cost $120,718,548)		122,152,673

	Principal Amount (000)	U.S. $ Value
GOVERNMENTS - TREASURIES - 20.3%
United States - 20.3%
U.S. Treasury Notes
0.75%, 2/28/18-4/30/18	27,000	27,038,196
1.125%, 1/15/19	22,500	22,719,735

Total Governments - Treasuries (cost $49,482,537)		49,757,931

ASSET-BACKED SECURITIES - 18.6%
Autos - Fixed Rate - 11.8%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	95	95,472
Series 2016-2, Class A4
1.60%, 1/15/21	1,000	999,164
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20	166	166,338
ARI Fleet Lease Trust
Series 2014-A, Class A2
0.81%, 11/15/22 (a)	22	21,607
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19	76	76,052
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20	1,237	1,243,629
Series 2016-2, Class A3
1.52%, 2/16/21	2,500	2,515,043
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)	118	118,737
Drive Auto Receivables Trust
Series 2015-DA, Class A2A
1.23%, 6/15/18 (a)	11	10,654
Series 2016-BA, Class A2
1.38%, 8/15/18 (a)	1,099	1,098,687
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)	147	146,065
Series 2015-1, Class A2
1.30%, 9/20/20 (a)	139	138,873
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	980	982,603
Ford Credit Auto Lease Trust
Series 2016-A, Class A2A
1.42%, 11/15/18	2,300	2,304,538

	Principal Amount (000)	U.S. $ Value
Ford Credit Auto Owner Trust
Series 2013-A, Class D
1.86%, 8/15/19	118	118,438
Series 2014-2, Class A
2.31%, 4/15/26 (a)	128	130,235
Series 2016-B, Class A4
1.52%, 8/15/21	2,500	2,506,802
Ford Credit Floorplan Master Owner Trust
Series 2016-1, Class A1
1.76%, 2/15/21	1,000	1,006,719
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18	153	153,846
Series 2015-3, Class A3
1.69%, 3/20/19	650	654,952
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	629	629,377
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19	332	332,118
Series 2015-1, Class A3
1.41%, 6/15/20	912	913,569
Series 2015-2, Class A3
1.30%, 3/16/20	2,700	2,699,862
Hertz Vehicle Financing LLC
Series 2016-1A, Class A
2.32%, 3/25/20 (a)	1,000	1,005,560
Honda Auto Receivables Owner Trust
Series 2015-3, Class A2
0.92%, 11/20/17	665	665,419
Series 2015-4, Class A3
1.23%, 9/23/19	854	855,749
Series 2016-2, Class A4
1.62%, 8/15/22	4,000	4,033,495
Hyundai Auto Lease Securitization Trust
Series 2015-A, Class A2
1.00%, 10/16/17 (a)	292	292,320
Series 2015-B, Class A3
1.40%, 11/15/18 (a)	166	166,369
Hyundai Auto Receivables Trust
Series 2015-A, Class A2
0.68%, 10/16/17	36	36,233
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18	88	88,081
Series 2016-A, Class A3
1.52%, 3/15/19	1,480	1,488,184
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18	126	126,321
Santander Drive Auto Receivables Trust
Series 2015-3, Class A2A
1.02%, 9/17/18	20	19,612
Series 2015-4,Class A2A
1.20%, 12/17/18	249	248,945
Toyota Auto Receivables Owner Trust
Series 2015-C,Class A2A
0.92%, 2/15/18	663	663,218

	Principal Amount (000)	U.S. $ Value
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18	160	159,731
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2
1.40%, 7/22/19 (a)	72	71,612
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)	160	160,514

		29,144,743

Credit Cards - Fixed Rate - 4.8%
American Express Credit Account Master Trust
Series 2014-4, Class A
1.43%, 6/15/20	2,500	2,513,214
Barclays Dryrock Issuance Trust
Series 2015-4, Class A
1.72%, 8/16/21	1,100	1,107,191
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21	2,500	2,519,521
Chase Issuance Trust
Series 2013-A1, Class A1
1.30%, 2/18/20	2,500	2,501,381
Synchrony Credit Card Master Note Trust
Series 2015-3, Class A
1.74%, 9/15/21	1,119	1,124,029
Series 2016-1, Class A
2.04%, 3/15/22	1,984	2,014,085

		11,779,421

Autos - Floating Rate - 1.1%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
0.981% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(b)	142	141,983
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
1.051% (LIBOR 1 Month + 0.57%), 1/15/22 (b)	1,038	1,034,144
GE Dealer Floorplan Master Note Trust
Series 2015-1, Class A
0.987% (LIBOR 1 Month + 0.50%), 1/20/20 (b)	1,041	1,038,533
Hertz Fleet Lease Funding LP
Series 2013-3, Class A
1.024% (LIBOR 1 Month + 0.55%), 12/10/27 (a)(b)	34	34,221
Navistar Financial Dealer Note Master Trust
Series 2014-1, Class A
1.238% (LIBOR 1 Month + 0.75%), 10/25/19 (a)(b)	169	168,656

	Principal Amount (000)	U.S. $ Value
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
1.987% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(b)	169	169,000
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
0.831% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(b)	50	49,632

		2,636,169

Credit Cards - Floating Rate - 0.6%
American Express Issuance Trust II
Series 2013-1, Class A
0.761% (LIBOR 1 Month + 0.28%), 2/15/19 (b)	1,200	1,199,233
Cabela’s Credit Card Master Note Trust
Series 2014-1, Class A
0.831% (LIBOR 1 Month + 0.35%), 3/16/20 (b)	235	234,942
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
0.961% (LIBOR 1 Month + 0.48%), 2/15/22 (b)	93	93,086

		1,527,261

Other ABS - Fixed Rate - 0.3%
CIT Equipment Collateral
Series 2014-VT1, Class A2
0.86%, 5/22/17 (a)	142	141,545
CNH Equipment Trust
Series 2015-A, Class A4
1.85%, 4/15/21	553	557,604

		699,149

Total Asset-Backed Securities (cost $45,625,128)		45,786,743

COLLATERALIZED MORTGAGE OBLIGATIONS - 5.4%
Risk Share Floating Rate - 5.0%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
4.988% (LIBOR 1 Month + 4.50%), 4/25/26 (b)(c)	222	222,797
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2016-DNA2, Class M1
1.738% (LIBOR 1 Month + 1.25%), 10/25/28 (b)	268	268,785
Series 2016-HQA1, Class M1
2.238% (LIBOR 1 Month + 1.75%), 9/25/28 (b)	1,263	1,268,346
Series 2016-HQA2, Class M1
1.688% (LIBOR 1 Month + 1.20%), 11/25/28 (b)	898	899,134

	Principal Amount (000)	U.S. $ Value
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M1
2.088% (LIBOR 1 Month + 1.60%), 1/25/24 (b)	1,499	1,506,243
Series 2014-C02, Class 1M1
1.438% (LIBOR 1 Month + 0.95%), 5/25/24 (b)	1,723	1,721,738
Series 2014-C02, Class 2M1
1.438% (LIBOR 1 Month + 0.95%), 5/25/24 (b)	1,943	1,943,881
Series 2015-C03, Class 1M1
1.988% (LIBOR 1 Month + 1.50%), 7/25/25 (b)	632	633,310
Series 2016-C02, Class 1M1
2.638% (LIBOR 1 Month + 2.15%), 9/25/28 (b)	1,690	1,713,212
Series 2016-C03, Class 1M1
2.488% (LIBOR 1 Month + 2.00%), 10/25/28 (b)	697	706,156
Series 2016-C03, Class 2M1
2.688% (LIBOR 1 Month + 2.20%), 10/25/28 (b)	1,477	1,496,084

		12,379,686

Agency Fixed Rate - 0.4%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD
1.75%, 1/15/27	621	624,114
Series 4459, Class CA
5.00%, 12/15/34	363	384,465

		1,008,579

Total Collateralized Mortgage Obligations (cost $13,284,534)		13,388,265

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.2%
Non-Agency Fixed Rate CMBS - 2.1%
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class A2
2.962%, 11/10/46	435	448,075
Series 2015-GC29, Class A2
2.674%, 4/10/48	1,000	1,033,507
Commercial Mortgage Trust
Series 2013-CR6, Class A1
0.719%, 3/10/46	171	170,868
Series 2014-LC15, Class A2
2.84%, 4/10/47	440	453,684
GS Mortgage Securities Trust
Series 2007-GG10, Class A4
5.795%, 8/10/45	70	71,747
Series 2013-G1, Class A1
2.059%, 4/10/31 (a)	695	683,220
Series 2014-GC20, Class A2
3.002%, 4/10/47	1,000	1,032,019

	Principal Amount (000)	U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2007-LDPX, Class A1A
5.439%, 1/15/49	119	120,530
Series 2013-C13, Class A2
2.665%, 1/15/46	440	451,334
Series 2013-C16, Class A2
3.07%, 12/15/46	322	332,720
Merrill Lynch Mortgage Trust
Series 2006-C2, Class AM
5.782%, 8/12/43	8	8,008
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45	11	11,012
WF-RBS Commercial Mortgage Trust
Series 2013-C16, Class A2
3.223%, 9/15/46	430	445,293

		5,262,017

Non-Agency Floating Rate CMBS - 1.1%
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-INN, Class A
1.401% (LIBOR 1 Month + 0.92%), 6/15/29 (a)(b)	1,000	992,484
Series 2015-SGP, Class A
2.181% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(b)	400	401,468
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
1.531% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(b)	223	220,020
Starwood Retail Property Trust
Series 2014-STAR, Class A
1.701% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(b)	1,000	988,772

		2,602,744

Total Commercial Mortgage-Backed Securities (cost $7,876,144)		7,864,761

	Shares
SHORT-TERM INVESTMENTS - 2.0%
Investment Companies - 2.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (d)(e) (cost $4,812,697)	4,812,697	4,812,697

U.S. $ Value
Total Investments - 99.2% (cost $241,799,588) (f)	243,763,070
Other assets less liabilities - 0.8%	1,925,572

Net Assets - 100.0%	$245,688,642

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$7,300	7/23/17	3 Month LIBOR	0.943%	$9,679
Citigroup Global Markets, Inc./(CME Group)	6,300	2/26/18	3 Month LIBOR	0.801%	7,067
Citigroup Global Markets, Inc./(CME Group)	3,000	7/23/20	1.800%	3 Month LIBOR	(95,931)
Citigroup Global Markets, Inc./(CME Group)	1,850	2/26/21	1.141%	3 Month LIBOR	(15,913)

					$(95,098)

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $21,186,275 or 8.6% of net assets.
(b)	Floating Rate Security. Stated interest rate was in effect at July 31, 2016.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.09% of net assets as of July 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A
4.988%, 4/25/26	4/29/16	$221,689	$222,797	0.09%

(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,001,299 and gross unrealized depreciation of investments was $(37,817), resulting in net unrealized appreciation of $1,963,482.

Glossary:

ABS	-	Asset-Backed Securities
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
LIBOR	-	London Interbank Offered Rates
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

AB Taxable Multi-Sector Income Shares

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Investment Grade	$	– 0	–	$121,577,128		$575,545		$122,152,673
Governments - Treasuries		– 0	–	49,757,931		– 0	–	49,757,931
Asset-Backed Securities		– 0	–	45,786,743		– 0	–	45,786,743
Collateralized Mortgage Obligations		– 0	–	13,165,468		222,797		13,388,265
Commercial Mortgage-Backed Securities		– 0	–	7,785,006		79,755		7,864,761
Short-Term Investments		4,812,697		– 0	–	– 0	–	4,812,697

Total Investments in Securities		4,812,697		238,072,276		878,097		243,763,070

Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps		– 0	–	16,746		– 0	–	16,746
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(111,844)		– 0	–	(111,844)

Total(b)		$4,812,697		$237,977,178		$878,097		$243,667,972

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade		Collateralized Mortgage Obligations			Commercial Mortgage-Backed Securities
Balance as of 4/30/16	$ – 0	–	$	– 0	–	$1,076,733
Accrued discounts/(premiums)	31			– 0	–	(259)
Realized gain (loss)	– 0	–		– 0	–	(39,198)
Change in unrealized appreciation/depreciation	11,000			1,108		35,052
Purchases/Payups	564,514			– 0	–	– 0	–
Sales/Paydowns	– 0	–		– 0	–	(992,573)
Transfers in to Level 3	– 0	–		221,689		– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 7/31/16	$575,545			$222,797		$79,755

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$11,000			$1,108		$35,052

	Total
Balance as of 4/30/16	$1,076,733
Accrued discounts/(premiums)	(228)
Realized gain (loss)	(39,198)
Change in unrealized appreciation/depreciation	47,160
Purchases/Payups	564,514
Sales/Paydowns	(992,573)
Transfers in to Level 3	221,689
Transfers out of Level 3	– 0	–

Balance as of 7/31/16	$878,097	(a)

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$47,160

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the three months ended July 31, 2016 is as follows:

Market Value 4/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)
$3,416	$57,080	$55,683	$4,813	$4

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2016